Related party - Disclosure Of Officers Fund Outstanding Balances (Details) $ in Millions	Dec. 31, 2024 USD ($)
Carried Interest Allocation [Member] | PBPE Fund III (Ontario) L.P
Disclosure of transactions between related parties [line items]
Percentage of performance fee receivable from related party	35.00%
Lavoro Agro Limited
Disclosure of transactions between related parties [line items]
Consideration payable on acquisition	$ 8.2